Debt -October 2022 Convertible Notes (Details) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Nov. 28, 2024	Nov. 28, 2023	Oct. 27, 2022	Jul. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Jul. 27, 2022
Debt
Proceeds from issuance of convertible notes payables								$ 16,500,000		$ 13,000,000
Adagio Medical Inc
Debt
Proceeds from issuance of convertible notes payables						$ 15,500,000	$ 7,000,000				$ 20,000,000	$ 9,500,000
October 2022 Convertible Notes
Debt
Principal amount			$ 9,500,000								9,500,000			$ 9,500,000
Interest rate			8.00%											8.00%
Percentage of effective price of common stock sold to trigger conversion	75.00%
Proceeds from issuance of convertible notes payables												9,500,000
Interest				$ 62,500	$ 200,000				$ 400,000	$ 600,000
October 2022 Convertible Notes | Adagio Medical Inc
Debt
Principal amount			$ 9,500,000									9,500,000
Interest rate			8.00%
Percentage of effective price of common stock sold to trigger conversion		75.00%	75.00%
Minimum equity financing amount to be converted		$ 10,000,000.0
Outstanding notes											9,500,000		$ 9,500,000
Interest						$ 400,000	$ 400,000				$ 800,000	$ 100,000
October 2022 Convertible Notes | Conversion upon termination of the Transaction and prior to a Qualified Financing. | Adagio Medical Inc
Debt
Minimum equity financing amount to be converted			$ 10,000,000.0
October 2022 Convertible Notes | Conversion under both Qualified Financing and Non-Qualified Financing | Adagio Medical Inc
Debt
Conversion price per share percentage		75.00%	75.00%
Debt convertible amount		$ 146,900,000	$ 146,900,000